Condensed Statement of Cash Flows - USD ($)	2 Months Ended	9 Months Ended
	Dec. 31, 2014	Sep. 30, 2015
OPERATING ACTIVITIES
Net Loss	$ (33,079)	$ (33,254)
Adjustments to reconcile Net Loss to net cash used in operations:
Amortization expense	1,667	(1,847)
Change in operating assets and liabilities:
Accounts receivable		(1,325)
Other receivable	(2,268)	2,268
Subscription receivable		11,250
Deposits		(149)
Prepaid expenses	(20,000)	$ 10,000
Accrued interest expense	180
Net cash used in Operating Activities	(53,500)	$ (12,057)
FINANCING ACTIVITIES
Issuance of common stock, net of receivable	42,250	54,000
Issuance of 10% convertible note	10,000	10,337
Shareholders' advances	1,250	(350)
Net cash provided by Financing Activities	$ 53,500	63,987
Net cash increase for period		$ 51,930
Cash, at beginning of period
Cash, at end of period		$ 51,930
Supplemental cash flow information:
Cash paid of interest
Cash paid for income taxes
Noncash financing and investing activities
Conversion of note payable and accrued interest into common stock		$ 10,337
Recognition of contingent beneficial conversion feature	$ 10,000